Expense Example, No Redemption - Nomura Diversified Income Fund - Nomura Diversified Income Fund - C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 145
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,925